Cover Page	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2025
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	121 Woodlands Avenue 5
Entity Address, Postal Zip Code	739009
Entity Address, City or Town	Singapore
Entity Address, Country	SG
City Area Code	(65)
Local Phone Number	6018-2562
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001137789
Amendment Flag	false
Entity Registrant Name	SEAGATE TECHNOLOGY HOLDINGS plc
Document Information [Line Items]
Document Period End Date	Jul. 28, 2025
Document Type	8-K